Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Argentina: 1.0%
57,786	(1)	Arcos Dorados Holdings, Inc.	$ 350,761	0.1
35,390	(1),(2)	Cresud SACIF y A ADR	222,603	0.0
34,601	(1),(2)	IRSA Inversiones y Representaciones SA ADR	155,705	0.0
6,782		IRSA Propiedades Comerciales SA ADR	16,818	0.0
2,750	(1)	MercadoLibre, Inc.	4,313,925	0.9
			5,059,812	1.0

		Brazil: 5.3%
95,342		Ambev SA	305,160	0.1
274,606	(1)	Americanas SA	2,611,479	0.5
199,466		B3 SA - Brasil Bolsa Balcao	586,727	0.1
180,398		Banco Bradesco SA ADR	842,459	0.2
80,345		Banco Santander Brasil S.A. ADR	623,477	0.1
48,890		BB Seguridade Participacoes SA	200,507	0.0
176,350	(1),(2)	BRF SA ADR	860,588	0.2
65,134		Equatorial Energia SA	302,643	0.1
365,000		Fleury SA	1,645,505	0.3
38,700	(1)	Infracommerce CXAAS SA	146,976	0.0
275,354		Itau Unibanco Holding SA ADR	1,588,793	0.3
1,016,400		JSL SA	2,238,392	0.5
285,400	(3)	Locaweb Servicos de Internet SA	1,370,490	0.3
500,000		Movida Participacoes SA	2,155,234	0.4
65,876		Petroleo Brasileiro SA ADR	702,897	0.2
78,400	(3)	Rede D'Or Sao Luiz SA	1,042,574	0.2
222,889	(1)	Rumo SA	880,729	0.2
26,384		Sendas Distribuidora SA	439,104	0.1
73,004		Telefonica Brasil SA-VIV ADR	582,572	0.1
205,376		TIM SA/Brazil	447,168	0.1
44,098		Totvs S.A.	298,291	0.1
51,218		Vale SA	1,078,791	0.2
51,142		Vale SA ADR	1,075,005	0.2
208,000	(1)	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,914,177	0.6
88,804	(1)	Vasta Platform Ltd.	625,180	0.1
298,100	(1)	Westwing Comercio Varejista Ltd.a	504,822	0.1
			26,069,740	5.3

		Chile: 0.6%
16,389		CAP SA	283,989	0.1
292,951		Cencosud SA	531,329	0.1
18,189		Empresas COPEC SA	156,991	0.0
1,213,518		Enel Americas SA	168,655	0.0
68,289		Falabella SA	265,459	0.1
28,948	(2)	Sociedad Quimica y Minera de Chile SA ADR	1,375,030	0.3
			2,781,453	0.6

		China: 27.7%
202,700	(1)	Alibaba Group Holding Ltd.	4,950,492	1.0
53,624	(1)	Alibaba Group Holding Ltd. BABA ADR	10,466,869	2.1
1,362,000	(1)	Alibaba Health Information Technology Ltd.	2,122,824	0.4
1,056,750	(3)	A-Living Smart City Services Co. Ltd - H Shares	4,030,625	0.8
239,000		Anhui Conch Cement Co., Ltd. - H Shares	1,143,114	0.2
12,000		Anta Sports Products Ltd.	261,256	0.1
16,978	(1)	Baidu, Inc. ADR	2,784,562	0.6
3,347	(1)	BeiGene Ltd. ADR	1,059,627	0.2
72,500		Beijing Enterprises Holdings Ltd.	225,513	0.0
256,000	(4)	Brilliance China Automotive Holdings Ltd.	168,335	0.0
2,081,000	(3)	CGN Power Co. Ltd. - H Shares	449,823	0.1
294,500		China Conch Venture Holdings Ltd.	1,073,706	0.2
2,489,000		China Education Group Holdings Ltd.	4,513,425	0.9
1,042,000	(3)	China Feihe Ltd.	2,003,256	0.4
155,500		China Hongqiao Group Ltd.	206,168	0.0
108,000		China Lesso Group Holdings Ltd.	225,515	0.0
149,000		China Longyuan Power Group Corp. Ltd. - H Shares	279,028	0.1
161,000		China Medical System Holdings Ltd.	326,960	0.1
56,000		China Mengniu Dairy Co., Ltd.	304,047	0.1
185,707		China Merchants Port Holdings Co. Ltd.	258,760	0.1
456,000		China National Building Material Co., Ltd. - H Shares	493,894	0.1
102,500		China Overseas Land & Investment Ltd.	214,834	0.0
49,600		China Pacific Insurance Group Co., Ltd. - H Shares	139,675	0.0
1,593,650		China Petroleum & Chemical Corp. - H Shares	728,729	0.2
1,332,000		China Power International Development Ltd. - H Shares	304,944	0.1
397,000		China Railway Group Ltd. - H Shares	184,069	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
56,000		China Resources Beer Holdings Co Ltd.	$ 419,900	0.1
222,000		China Resources Cement Holdings Ltd. - H Shares	183,403	0.0
52,000		China Resources Gas Group Ltd.	320,519	0.1
306,000		China Resources Power Holdings Co.	527,528	0.1
156,000		China Shenhua Energy Co., Ltd. - H Shares	295,187	0.1
440,100	(1)	COSCO Shipping Holdings Co., Ltd. - H Shares	663,896	0.1
424,000		COSCO Shipping Ports, Ltd.	302,590	0.1
28,000		Country Garden Services Holdings Co. Ltd. - H Shares	227,357	0.0
248,800		CSPC Pharmaceutical Group Ltd.	335,840	0.1
23,000	(1),(2)	DiDi Global, Inc. ADR	237,130	0.0
81,100		ENN Energy Holdings Ltd.	1,692,419	0.3
228,000		Far East Horizon Ltd.	243,223	0.1
161,500		Fosun International Ltd.	213,797	0.0
1,717,000		Fu Shou Yuan International Group Ltd.	1,638,550	0.3
826,000		Shougang Fushan Resources Group Ltd.	208,419	0.0
32,800	(3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	208,822	0.0
39,900	(1)	GDS Holdings Ltd. ADR	2,352,504	0.5
63,000		Geely Automobile Holdings Ltd.	211,326	0.0
128,000		Great Wall Motor Co. Ltd. - H Shares	618,440	0.1
168,000		Guangdong Investment Ltd.	235,079	0.1
189,400		Haier Smart Home Co. Ltd. - H Shares	649,580	0.1
74,000		Haitian International Holdings Ltd.	270,912	0.1
83,000		Hengan International Group Co., Ltd.	492,328	0.1
99,100		Hopson Development Holdings Ltd.	328,426	0.1
46,176		Hundsun Technologies, Inc. - A Shares	399,334	0.1
21,823	(1)	iQIYI, Inc. ADR	243,545	0.1
93,661	(1)	JD.com, Inc. ADR	6,638,692	1.3
90,000		Jiangxi Copper Co., Ltd. - H Shares	188,956	0.0
132,500		Kingboard Holdings Ltd.	694,179	0.1
137,000		Kingboard Laminates Holdings Ltd.	274,813	0.1
63,000	(1)	Kingdee International Software Group Co., Ltd.	196,761	0.0
1,674,000		Kunlun Energy Co. Ltd.	1,447,255	0.3
600		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	156,276	0.0
26,200		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	6,824,039	1.4
134,500		Li Ning Co. Ltd.	1,420,497	0.3
55,800	(1),(3)	Meituan Class B	1,544,066	0.3
20,041		NetEase, Inc. ADR	2,048,391	0.4
21,775	(1)	New Oriental Education & Technology Group, Inc. ADR	47,252	0.0
223,000		Nine Dragons Paper Holdings Ltd.	281,379	0.1
77,600	(1)	OneConnect Financial Technology Co. Ltd. ADR	615,368	0.1
3,250,000		PetroChina Co., Ltd. - H Shares	1,357,662	0.3
101,600	(3)	Pharmaron Beijing Co. Ltd. - H Shares	2,228,130	0.5
358,000		PICC Property & Casualty Co., Ltd. - H Shares	289,198	0.1
775,871		Ping An Bank Co. Ltd. - A Shares	2,127,215	0.4
324,000		Ping An Insurance Group Co. of China Ltd. - H Shares	2,835,274	0.6
507,884		Qingdao TGOOD Electric Co. Ltd. - A Shares	2,363,266	0.5
305,800		Shandong Chenming Paper Holdings Ltd. - B Shares	164,327	0.0
366,199		Shanghai Baosight Software Co. Ltd. - A Shares	3,792,871	0.8
42,600		Shenzhou International Group Holdings Ltd.	945,434	0.2
94,000		Sinopharm Group Co. - H Shares	246,488	0.1
38,877	(1)	Sohu.com Ltd. ADR	772,486	0.2
4,718	(1)	TAL Education Group ADR	28,638	0.0
312,900		Tencent Holdings Ltd.	18,870,419	3.8
17,995	(1)	Tencent Music Entertainment Group ADR	190,207	0.0
374,000		Tingyi Cayman Islands Holding Corp.	674,292	0.1
1,653,000	(3)	Topsports International Holdings Ltd. - H Shares	2,306,838	0.5
20,416	(1)	Trip.com Group Ltd. ADR	529,387	0.1
228,000		Tsingtao Brewery Co., Ltd. - H Shares	1,802,055	0.4
846,600		Uni-President China Holdings Ltd.	851,223	0.2
21,766	(1)	Weibo Corp. ADR	1,227,602	0.2
203,612		Weichai Power Co. Ltd. - H Shares	446,274	0.1
264,500		Wuliangye Yibin Co. Ltd. - A Shares	9,076,742	1.8
11,760	(3)	WuXi AppTec Co. Ltd. - H Shares	260,664	0.1
138,500	(1),(3)	Wuxi Biologics Cayman, Inc.	2,115,485	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
279,020		Yifeng Pharmacy Chain Co. Ltd. - A Shares	$ 2,111,369	0.4
38,150		Yum China Holdings, Inc.	2,372,548	0.5
11,350	(1)	Zai Lab Ltd. ADR	1,641,323	0.3
4,000	(1)	Zhihu, Inc. ADR	36,920	0.0
37,500		Zhongsheng Group Holdings Ltd.	345,609	0.1
12,975		ZTO Express Cayman, Inc. ADR	351,103	0.1
			137,179,077	27.7

		Egypt: 0.9%
4,203,268	(1)	Cleopatra Hospital	1,278,678	0.3
523,247	(1)	Commercial International Bank Egypt SAE	1,903,790	0.4
693,372	(1)	Fawry for Banking & Payment Technology Services SAE	846,793	0.2
695,345	(1)	Juhayna Food Industries	247,942	0.0
			4,277,203	0.9

		Georgia: 0.4%
95,572	(1)	Bank of Georgia Group PLC	1,992,688	0.4

		Germany: 1.0%
32,900	(1),(3)	Delivery Hero SE	4,918,323	1.0

		Greece: 0.1%
17,694		OPAP S.A.	255,588	0.1

		Hungary: 0.6%
46,844	(1)	OTP Bank Nyrt	2,526,107	0.5
16,659		Richter Gedeon Nyrt	457,051	0.1
			2,983,158	0.6

		India: 10.8%
8,581		ACC Ltd.	276,514	0.1
32,109		Adani Ports & Special Economic Zone, Ltd.	291,774	0.1
83,102		Ambuja Cements Ltd.	460,063	0.1
7,250		Asian Paints Ltd.	288,466	0.1
80,776		Aurobindo Pharma Ltd.	996,307	0.2
6,755		Bajaj Auto Ltd.	348,147	0.1
337,000		Cholamandalam Investment and Finance Co. Ltd.	2,158,153	0.4
53,301	(1)	Cipla Ltd.	659,577	0.1
168,727		Coal India Ltd.	325,363	0.1
4,715	(1)	Divis Laboratories Ltd.	311,060	0.1
7,905		Dr Reddys Laboratories Ltd.	500,907	0.1
6,370	(1)	Eicher Motors Ltd.	216,958	0.0
388,542		GAIL India Ltd.	729,430	0.1
31,299		Grasim Industries Ltd.	654,028	0.1
13,903		Havells India Ltd.	219,678	0.0
47,261		HCL Technologies Ltd.	651,696	0.1
345,415		HDFC Bank Ltd.	6,647,234	1.3
47,700		HDFC Bank Ltd. ADR	3,366,189	0.7
16,356		Hero Motocorp Ltd.	608,312	0.1
119,461		Hindalco Industries Ltd.	715,734	0.1
8,179		Housing Development Finance Corp.	269,250	0.1
37,051		Indraprastha Gas Ltd.	278,182	0.1
73,953		Indus Towers Ltd.	221,148	0.0
4,432		Info Edge India Ltd.	311,331	0.1
89,881		Infosys Ltd.	1,958,859	0.4
78,573		ITC Ltd.	216,648	0.0
12,199		Larsen & Toubro Ltd.	263,233	0.0
3,771	(3)	Larsen & Toubro Infotech Ltd.	237,640	0.0
815,206	(1),(3)	Lemon Tree Hotels Ltd.	453,244	0.1
19,990		Mahindra & Mahindra Ltd.	200,095	0.0
47,974		Marico Ltd.	352,947	0.1
3,063		Maruti Suzuki India Ltd.	287,790	0.1
19,348		Mphasis Ltd.	676,676	0.1
245		MRF Ltd.	263,457	0.1
241,483		NTPC Ltd.	384,059	0.1
132,000	(1)	Oberoi Realty Ltd.	1,191,697	0.2
294,847		Oil & Natural Gas Corp., Ltd.	456,718	0.1
105,465	(1)	Phoenix Mills Ltd.	1,227,730	0.2
7,072		PI Industries Ltd.	280,509	0.1
251,197		Power Grid Corp. of India Ltd.	578,811	0.1
626,513		Reliance Industries Ltd.	17,174,027	3.5
7,667		Reliance Industries Ltd.	145,785	0.0
36,604		Sun Pharmaceutical Industries Ltd.	381,138	0.1
7,592		Tata Consultancy Services Ltd.	323,675	0.1
66,478		Tata Consumer Products Ltd.	676,322	0.1
231,998		Tata Power Co. Ltd.	390,579	0.1
45,971		Tata Steel Ltd.	887,851	0.2
56,510		Tech Mahindra Ltd.	919,946	0.2
76,682		UPL Ltd.	835,416	0.2
66,181		Vedanta Ltd.	269,255	0.1
15,037		Voltas Ltd.	214,374	0.0
105,678		Wipro Ltd.	835,240	0.2
47,885		Zee Entertainment Enterprises Ltd.	130,726	0.0
			53,719,948	10.8

		Indonesia: 1.1%
4,097,400		Astra International Tbk PT	1,337,857	0.3
12,080,000		Bank BTPN Syariah Tbk PT	1,980,234	0.4
653,000		Bank Central Asia Tbk PT	1,348,025	0.3
1,896,700		Telkom Indonesia Persero Tbk PT	425,162	0.1
167,900		United Tractors Tbk PT	227,172	0.0
			5,318,450	1.1

		Kazakhstan: 0.6%
23,100		Kaspi.KZ JSC GDR	2,614,920	0.5
1,780	(3)	Kaspi.KZ JSC GDR	201,496	0.1
			2,816,416	0.6

		Kenya: 0.1%
1,917,100		Safaricom PLC	741,369	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Kuwait: 0.3%
76,455		Humansoft Holding Co. KSC	$ 904,978	0.2
204,404		Mobile Telecommunications Co. KSCP	402,073	0.1
106,685		National Bank of Kuwait SAKP	317,445	0.0
			1,624,496	0.3

		Malaysia: 0.3%
212,400		Petronas Chemicals Group Bhd	404,686	0.1
555,800		Sime Darby Bhd	283,176	0.0
153,300		Telekom Malaysia BHD	215,790	0.0
132,400		Tenaga Nasional BHD	302,449	0.1
325,000		Top Glove Corp. Bhd	306,101	0.1
399,787	(1)	UEM Sunrise Bhd	36,474	0.0
			1,548,676	0.3

		Mexico: 3.5%
366,463		Alfa SA de CV	277,246	0.1
36,425		America Movil SAB de CV-AMX ADR	606,476	0.1
596,433		America Movil SAB de CV-AMXL	498,869	0.1
215,375		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,262,097	0.3
92,460	(1)	Cemex SAB de CV ADR	751,700	0.1
19,007		Coca-Cola Femsa SA de CV ADR	1,075,226	0.2
50,041		Coca-Cola Femsa SAB de CV - Unit	282,806	0.1
189,088		Fibra Uno Administracion SA de CV	205,747	0.0
12,480		Fomento Economico Mexicano SAB de CV ADR	1,090,378	0.2
30,267		Fomento Economico Mexicano SAB de CV - Unit	263,818	0.0
27,547		Gruma SAB de CV	296,999	0.1
226,156		Grupo Bimbo SAB de CV	519,427	0.1
178,794		Grupo Financiero Banorte	1,156,676	0.2
149,867		Grupo Mexico SA de CV Series B	686,461	0.1
148,450		Grupo Televisa S.A. - Unit	402,181	0.1
150,981		Grupo Televisa SAB ADR	2,045,793	0.4
105,798		Orbia Advance Corp. SAB de CV	288,329	0.1
466,096		Qualitas Controladora SAB de CV	2,264,656	0.5
507,000		Regional SAB de CV	3,145,215	0.6
89,892		Wal-Mart de Mexico SAB de CV	296,144	0.1
			17,416,244	3.5

		Netherlands: 1.8%
98,541		Prosus NV	8,791,703	1.8

		Peru: 0.1%
87,676	(1)	Cia de Minas Buenaventura SAA ADR	724,204	0.1

		Philippines: 1.2%
15,520		Ayala Corp.	226,660	0.1
280,700		Ayala Land, Inc.	183,633	0.0
9,468,000	(1)	Bloomberry Resorts Corp.	1,075,888	0.2
1,074,130		International Container Terminal Services, Inc.	3,341,547	0.7
53,130		Manila Electric Co.	282,036	0.0
1,245,300	(1),(3)	Monde Nissin Corp.	368,221	0.1
13,480		PLDT, Inc.	330,729	0.1
			5,808,714	1.2

		Poland: 0.3%
75,300	(1)	InPost SA	1,476,489	0.3

		Qatar: 0.2%
106,333		Industries Qatar QSC	389,878	0.1
103,607		Ooredoo QPSC	201,461	0.1
48,347		Qatar Electricity & Water Co. QSC	219,095	0.0
			810,434	0.2

		Russia: 5.2%
202,630		Alrosa PJSC	358,898	0.1
951,000	(3)	Detsky Mir PJSC	1,824,220	0.4
328,800	(1)	Fix Price Group Ltd. GDR	2,513,676	0.5
431,815		Gazprom PJSC ADR	3,368,157	0.7
192,901		Gazprom PJSC	751,841	0.1
5,259,508		Inter RAO UES PJSC	312,955	0.1
15,535		Lukoil PJSC	1,333,920	0.3
18,262	(1)	Mail.ru Group Ltd. GDR	377,858	0.1
1,612		MMC Norilsk Nickel OJSC	557,165	0.1
85,534		Mobile Telesystems OJSC	368,209	0.1
108,010		Novolipetsk Steel PJSC	381,768	0.1
4,029		PhosAgro PJSC	253,580	0.0
400,580		Rosneft Oil Co. PJSC GDR	2,947,241	0.6
149,111		Rostelecom PJSC	189,687	0.0
74,140		Sberbank of Russia PJSC	309,963	0.0
336,115		Sberbank PAO ADR	5,589,593	1.1
18,428		Severstal PAO	450,755	0.1
481,147		Surgutneftegas PJSC	213,863	0.0
54,263		Tatneft PJSC	362,289	0.1
52,281	(1)	Yandex NV	3,551,448	0.7
			26,017,086	5.2

		Saudi Arabia: 0.9%
8,020		Abdullah Al Othaim Markets Co.	252,360	0.0
14,722		Advanced Petrochemical Co.	291,234	0.1
13,153		Al Rajhi Bank	389,135	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Saudi Arabia: (continued)
7,403		Bupa Arabia for Cooperative Insurance Co.	$ 272,402	0.0
26,994		Etihad Etisalat Co.	231,847	0.0
7,749		Jarir Marketing Co.	415,657	0.1
7,606		Mouwasat Medical Services Co.	365,876	0.1
49,434		Riyad Bank	345,342	0.1
14,119		SABIC Agri-Nutrients Co.	482,585	0.1
42,733		Saudi Electricity Co.	295,111	0.1
20,325		Saudi National Bank	298,068	0.1
13,558		Saudi Telecom Co.	483,994	0.1
13,234		Yanbu National Petrochemical Co.	241,053	0.0
			4,364,664	0.9

		Singapore: 0.7%
11,885	(1)	Sea Ltd. ADR	3,282,162	0.7

		South Africa: 1.4%
30,241	(1)	Absa Group Ltd.	281,342	0.0
2,785		Capitec Bank Holdings Ltd.	309,223	0.1
35,868		Exxaro Resources Ltd.	443,868	0.1
20,917		Mr Price Group Ltd.	311,230	0.1
111,339	(1)	MTN Group Ltd.	799,718	0.2
24,177		MultiChoice Group	200,594	0.0
9,185		Naspers Ltd.	1,772,524	0.3
358,706		Old Mutual Ltd.	316,320	0.1
25,773		Shoprite Holdings Ltd.	282,160	0.0
34,093		Standard Bank Group Ltd.	287,339	0.1
865,003		Transaction Capital Ltd.	2,125,423	0.4
			7,129,741	1.4

		South Korea: 12.8%
12,407		Cheil Worldwide, Inc.	261,353	0.1
28,300	(1)	Doosan Fuel Cell Co. Ltd.	1,209,597	0.2
1,354		E-Mart, Inc.	198,600	0.0
7,444		Hana Financial Group, Inc.	280,852	0.1
12,026		Hankook Tire & Technology Co. Ltd.	506,179	0.1
8,090		Hyundai Engineering & Construction Co. Ltd.	385,311	0.1
1,918		Hyundai Glovis Co., Ltd.	325,064	0.1
4,218		Hyundai Mobis Co. Ltd.	979,990	0.2
1,373		Hyundai Motor Co.	261,303	0.1
9,680		Hyundai Steel Co.	455,343	0.1
6,312		KB Financial Group, Inc.	280,353	0.1
17,877		Kia Corp.	1,305,569	0.3
16,691		Korea Electric Power Corp.	361,772	0.1
2,915		Korea Investment Holdings Co., Ltd.	243,566	0.0
1,120		Korea Zinc Co., Ltd.	533,214	0.1
7,703		KT&G Corp.	551,456	0.1
1,057		Kumho Petrochemical Co. Ltd.	187,243	0.0
7,295		LG Chem Ltd.	5,358,206	1.1
3,003		LG Corp.	246,116	0.0
18,763	(1)	LG Display Co., Ltd.	360,515	0.1
9,796		LG Electronics, Inc.	1,341,848	0.3
1,402		LG Innotek Co. Ltd.	$ 277,124	0.1
127,798		LG Uplus Corp.	1,618,433	0.3
1,235		Lotte Chemical Corp.	278,672	0.1
1,283		Lotte Confectionery Co. Ltd.	158,351	0.0
5,899		Lotte Corp.	193,672	0.0
1,456	(1)	LX Holdings Corp.	13,228	0.0
11,523		NAVER Corp.	4,343,038	0.9
291		NCSoft Corp.	208,712	0.0
7,606		POSCO	2,419,141	0.5
15,272		Posco International Corp.	343,922	0.1
25,793	(1)	Samsung Engineering Co. Ltd.	524,343	0.1
2,887		Samsung Electro-Mechanics Co. Ltd.	482,203	0.1
94		Samsung Electronics Co., Ltd. GDR	161,087	0.0
198,457		Samsung Electronics Co., Ltd. 005930	13,561,835	2.7
10,905		Samsung Life Insurance Co. Ltd.	715,544	0.1
3,230		Samsung SDI Co., Ltd.	2,085,092	0.4
9,585		Shinhan Financial Group Co., Ltd.	324,866	0.1
1,226		SK, Inc.	286,127	0.1
97,820		SK Hynix, Inc.	9,576,222	1.9
885	(1)	SK Innovation Co. Ltd.	195,249	0.0
25,186		SK Telecom Co., Ltd.	6,597,071	1.3
127,863		SK Telecom Co., Ltd. ADR	3,716,977	0.7
			63,714,359	12.8

		Taiwan: 14.9%
32,000		Accton Technology Corp.	374,615	0.1
32,794		Advantech Co. Ltd.	428,030	0.1
272,000		ASE Technology Holding Co. Ltd	1,196,893	0.2
202,000		Asia Cement Corp.	374,970	0.1
138,000		Asustek Computer, Inc.	1,735,023	0.3
499,000		AU Optronics Corp.	369,878	0.1
46,000		Catcher Technology Co., Ltd.	304,930	0.1
77,408		Chailease Holding Co. Ltd.	642,380	0.1
130,000		Cheng Shin Rubber Industry Co. Ltd.	200,916	0.0
136,000		Chicony Electronics Co. Ltd.	392,346	0.1
428,000		China Steel Corp.	558,184	0.1
189,500		Chroma ATE, Inc.	1,334,902	0.3
84,000		Chunghwa Telecom Co., Ltd.	346,623	0.1
677,000		Compal Electronics, Inc.	523,678	0.1
165,000		Delta Electronics, Inc.	1,700,152	0.3
22,000		Eclat Textile Co. Ltd.	480,326	0.1
162,000		Eternal Materials Co. Ltd	225,075	0.0
498,000		Far Eastern New Century Corp.	527,741	0.1
47,000		Feng TAY Enterprise Co., Ltd.	388,862	0.1
970,000	(1),(2),(3)	FIT Hon Teng Ltd.	207,721	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
175,000		Formosa Chemicals & Fibre Co.	$ 515,321	0.1
174,000		Formosa Plastics Corp.	622,410	0.1
335,000		HON HAI Precision Industry Co., Ltd.	1,323,827	0.3
403,000		Inventec Co., Ltd.	338,613	0.1
298,000		Lite-On Technology Corp.	684,933	0.1
427,000		MediaTek, Inc.	13,961,981	2.8
79,000		Micro-Star International Co., Ltd.	419,706	0.1
9,400		momo.com, Inc.	524,370	0.1
240,000		Nan Ya Plastics Corp.	749,007	0.2
100,000		Novatek Microelectronics Corp., Ltd.	1,839,533	0.4
6,000		Parade Technologies Ltd.	368,438	0.1
500,000		Pegatron Corp.	1,205,398	0.2
98,000		Powertech Technology, Inc.	388,347	0.1
124,667	(1)	Poya International Co. Ltd.	2,665,641	0.5
235,000		Quanta Computer, Inc.	650,984	0.1
47,000		Realtek Semiconductor Corp.	992,349	0.2
276,679		Taiwan Cement Corp.	521,792	0.1
59,000		Taiwan Mobile Co., Ltd.	219,417	0.0
1,414,000		Taiwan Semiconductor Manufacturing Co., Ltd.	29,551,893	6.0
841,000		United Microelectronics Corp.	1,758,655	0.4
112,000		Vanguard International Semiconductor Corp.	464,043	0.1
214,000		Wistron Corp.	212,806	0.0
41,000		Wiwynn Corp.	1,378,451	0.3
69,000		Zhen Ding Technology Holding Ltd.	258,722	0.1
			73,929,882	14.9

		Thailand: 0.3%
189,000		Intouch Holdings PCL - Foreign	370,996	0.1
44,100		PTT Exploration & Production PCL	138,117	0.0
60,900		PTT Exploration & Production PCL - Foreign	190,734	0.0
183,600		PTT PCL - Foreign	194,157	0.1
24,500		Siam Cement PCL - Foreign	308,900	0.1
168,300		Sri Trang Gloves Thailand PCL - Foreign	192,021	0.0
			1,394,925	0.3

		Turkey: 1.3%
542,163		Akbank TAS	338,652	0.1
47,263		Arcelik A/S	185,158	0.0
180,319		Agesa Hayat ve Emeklilik AS	388,477	0.1
23,232		BIM Birlesik Magazalar AS	174,805	0.0
4,300	(1)	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR	56,631	0.0
149,121		Eregli Demir ve Celik Fabrikalari TAS	354,251	0.1
11,001		Ford Otomotiv Sanayi AS	225,296	0.0
865,930	(1),(3)	MLP Saglik Hizmetleri AS	2,312,298	0.5
751,810		Sok Marketler Ticaret AS	1,022,346	0.2
192,000		Tofas Turk Otomobil Fabrikasi AS	746,945	0.2
323,326		Turkcell Iletisim Hizmet AS	591,430	0.1
50,378		Turkcell Iletisim Hizmet AS ADR	229,220	0.0
			6,625,509	1.3

		United Kingdom: 0.6%
58,372	(1)	Georgia Capital PLC	510,355	0.1
1,174,000	(1)	Helios Towers PLC	2,669,740	0.5
			3,180,095	0.6

		United States: 0.9%
31,270		Intel Corp.	1,679,824	0.3
37,549	(1)	Micron Technology, Inc.	2,913,052	0.6
			4,592,876	0.9

	Total Common Stock
	(Cost $397,825,547)		480,545,484	96.9

PREFERRED STOCK: 1.9%
		Brazil: 0.2%
56,808		Cia de Transmissao de Energia Eletrica Paulista	264,721	0.1
307,668		Itausa SA	660,438	0.1
			925,159	0.2

		Chile: 0.0%
4,612		Sociedad Quimica y Minera de Chile SA	220,304	0.0

		Russia: 0.3%
653,354		Surgutneftegas	341,051	0.0
378	(1)	Transneft PJSC	840,938	0.2
207		Transneft PJSC (Russia)	460,513	0.1
			1,642,502	0.3

		South Korea: 1.4%
108,589		Samsung Electronics Co., Ltd.	6,816,772	1.4

	Total Preferred Stock
	(Cost $9,697,684)		9,604,737	1.9

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
WARRANTS: 0.0%
	Argentina: 0.0%
42,010	(1) IRSA Inversiones y Representaciones SA	$ 10,082	0.0

	Total Warrants
	(Cost $–)	10,082	0.0

	Total Long-Term Investments
	(Cost $407,523,231)	490,160,303	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.3%
228,221	(5) Deutsche Bank Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $228,222, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $232,786, due 08/12/21-06/21/41)	228,221	0.1
1,000,000	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $1,020,000, due 04/15/24-04/01/53)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $1,228,221)	1,228,221	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,518,151	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,518,151)	2,518,151	0.5

	Total Short-Term Investments
	(Cost $3,746,372)	3,746,372	0.8

	Total Investments in Securities (Cost $411,269,603)	$ 493,906,675	99.6
	Assets in Excess of Other Liabilities	2,187,995	0.4
	Net Assets	$ 496,094,670	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	24.0%
Consumer Discretionary	17.1
Communication Services	13.0
Financials	11.5
Consumer Staples	7.1
Energy	6.7
Materials	6.2
Industrials	6.1
Health Care	4.2
Utilities	2.1
Real Estate	0.8
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$5,059,812	$–	$–	$5,059,812
Brazil	26,069,740	–	–	26,069,740
Chile	2,781,453	–	–	2,781,453
China	34,478,808	102,531,934	168,335	137,179,077
Egypt	1,094,735	3,182,468	–	4,277,203
Georgia	1,992,688	–	–	1,992,688
Germany	–	4,918,323	–	4,918,323
Greece	–	255,588	–	255,588
Hungary	–	2,983,158	–	2,983,158
India	3,366,189	50,353,759	–	53,719,948
Indonesia	–	5,318,450	–	5,318,450
Kazakhstan	2,816,416	–	–	2,816,416
Kenya	–	741,369	–	741,369
Kuwait	719,518	904,978	–	1,624,496
Malaysia	338,923	1,209,753	–	1,548,676
Mexico	17,416,244	–	–	17,416,244
Netherlands	–	8,791,703	–	8,791,703
Peru	724,204	–	–	724,204
Philippines	5,195,949	612,765	–	5,808,714
Poland	–	1,476,489	–	1,476,489
Qatar	608,973	201,461	–	810,434
Russia	15,022,874	10,994,212	–	26,017,086
Saudi Arabia	1,210,923	3,153,741	–	4,364,664
Singapore	3,282,162	–	–	3,282,162
South Africa	3,988,818	3,140,923	–	7,129,741
South Korea	3,730,205	59,984,154	–	63,714,359
Taiwan	743,787	73,186,095	–	73,929,882
Thailand	192,021	1,202,904	–	1,394,925
Turkey	3,519,899	3,105,610	–	6,625,509
United Kingdom	3,180,095	–	–	3,180,095
United States	4,592,876	–	–	4,592,876
Total Common Stock	142,127,312	338,249,837	168,335	480,545,484
Preferred Stock	1,145,463	8,459,274	–	9,604,737
Warrants	10,082	–	–	10,082
Short-Term Investments	2,518,151	1,228,221	–	3,746,372
Total Investments, at fair value	$145,801,008	$347,937,332	$168,335	$493,906,675
Other Financial Instruments+
Forward Foreign Currency Contracts	–	39	–	39
Total Assets	$145,801,008	$347,937,371	$168,335	$493,906,714
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(70)	$–	$(70)
Futures	(161,740)	–	–	(161,740)
Total Liabilities	$(161,740)	$(70)	$–	$(161,810)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,136	ZAR 89,337	Brown Brothers Harriman & Co.	08/03/21	$39
USD 8,945	ZAR 132,072	State Street Bank and Trust Co.	08/02/21	(70)
				$(31)

At July 31, 2021, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	42	09/17/21	$2,683,170	$(161,740)
			$2,683,170	$(161,740)

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $422,501,464.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$100,866,464
Gross Unrealized Depreciation	(27,941,496)
Net Unrealized Appreciation	$72,924,968